Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the calculation of basic and diluted earnings per share:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Numerator:
Net income	$(30,200)	$13,543	$(9,158)	$30,904
Denominator:
Weighted average common shares	106,285,072	67,673,884	80,735,661	67,673,884
Dilutive effect of potential common shares	—	—	—	—

Weighted average common shares assuming dilution	106,285,072	67,673,884	80,735,661	67,673,884

Earnings per share:
Basic	$(0.28)	$0.20	$(0.11)	$0.46
Diluted	$(0.28)	$0.20	$(0.11)	$0.46

The following table sets forth the calculation of basic and diluted earnings per share:

	2020	2019	2018
Numerator:
Net income	$32,857	$561	$(30,613)
Denominator:
Weighted average common shares	67,673,884	67,673,884	67,673,884
Dilutive effect of potential common shares	—	—	—

Weighted average common shares assuming dilution	67,673,884	67,673,884	67,673,884

Earnings per share:
Basic	$0.49	$0.01	$(0.45)
Diluted	$0.49	$0.01	$(0.45)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding shares of common stock equivalents were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Anti-dilutive shares excluded from calculation of diluted EPS:
Warrants	14,666,644	—	14,666,644	—
Stock options	1,394,008	—	1,394,008	—
Restricted stock units	658,891	—	658,891	—
Earn-out shares	2,187,500	—	2,187,500	—

Total anti-dilutive shares	18,907,043	—	18,907,043	—